Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Summarizes the amortized cost and fair value of the available-for-sale securities portfolio
Amortized Cost	$ 165,876	$ 120,054
Gross Unrealized Gains	1,958	5,719
Gross Unrealized Losses	(3,562)	(153)
Fair Value	164,272	125,620
U.S. Federal Agency [Member]
Summarizes the amortized cost and fair value of the available-for-sale securities portfolio
Amortized Cost	6,249	8,045
Gross Unrealized Gains	43	360
Gross Unrealized Losses	(142)	0
Fair Value	6,150	8,405
State and Municipal [Member]
Summarizes the amortized cost and fair value of the available-for-sale securities portfolio
Amortized Cost	54,892	42,161
Gross Unrealized Gains	1,505	3,479
Gross Unrealized Losses	(674)	(26)
Fair Value	55,723	45,614
Mortgage-backed Securities - Residential [Member]
Summarizes the amortized cost and fair value of the available-for-sale securities portfolio
Amortized Cost	28,197	11,819
Gross Unrealized Gains	107	572
Gross Unrealized Losses	(366)	(6)
Fair Value	27,938	12,385
Government Agency Sponsored Collateralized Mortgage Obligations [Member]
Summarizes the amortized cost and fair value of the available-for-sale securities portfolio
Amortized Cost	74,417	54,070
Gross Unrealized Gains	274	1,198
Gross Unrealized Losses	(2,380)	(112)
Fair Value	72,311	55,156
Corporate Debt Securities [Member]
Summarizes the amortized cost and fair value of the available-for-sale securities portfolio
Amortized Cost	2,121	3,959
Gross Unrealized Gains	29	110
Gross Unrealized Losses	0	(9)
Fair Value	$ 2,150	$ 4,060